November 5, 2007

Supplement

SUPPLEMENT DATED NOVEMBER 5, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE UTILITIES PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

Effective January 10, 2008, the Prospectus is revised as follows:

The first sentence of the second paragraph of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Portfolio’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will shift the Portfolio’s assets between different segments of the utilities industry based on prevailing market, economic and financial conditions.

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The fourth and fifth paragraphs of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ are hereby moved to the section of the Prospectus entitled ‘‘Additional Investment Strategy Information.’’

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The first paragraph of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies — Other Investments’’ is hereby deleted and replaced with the following:

The remaining 20% of the Portfolio’s assets may be invested in fixed-income securities of companies engaged in the utilities industry, equity and fixed-income securities of companies not engaged in the utilities industry, U.S. Government securities issued, or guaranteed as to principal and interest, by the U.S. Government or its agencies or instrumentalities, and real estate investment trusts (commonly known as ‘‘REITs’’). A portion of the Portfolio’s fixed-income securities and convertible securities may be rated below investment grade (commonly known as ‘‘junk bonds’’). The Portfolio may also utilize forward foreign currency exchange contracts. For additional information, see the ‘‘Additional Investment Strategy Information’’ section.

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The section of the Prospectus entitled ‘‘Principal Risks — Fixed-Income Securities’’ is hereby moved to the section of the Prospectus entitled ‘‘Additional Risk Information.’’

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The section of the Prospectus entitled ‘‘Principal Risks — Asset-Backed Securities’’ is hereby moved to the section of the Prospectus entitled ‘‘Additional Risk Information.’’

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The second sentence of the first paragraph of the section of the Prospectus entitled ‘‘Principal Risks — Other Risks’’ is hereby deleted and replaced with the following:

The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in convertible securities, fixed-income securities, REITs and forward foreign currency exchange contracts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD UT 11/07